LEASES - Balance Sheet Information (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Total assets	Total assets
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Total assets	Total assets
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Current portion of lease obligations	Current portion of lease obligations
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Long-term portion of lease obligations	Long-term portion of lease obligations
Finance Lease, Liability, Current, Statement of Financial Position [Extensible List]	Current portion of lease obligations	Current portion of lease obligations
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Long-term portion of lease obligations	Long-term portion of lease obligations
Assets
Operating:	$ 620	$ 857
Finance:	4	20
Total assets	624	877
Operating:
Current	241	236
Long-term	441	695
Finance:
Current	5	15
Long-term	0	5
Total liabilities	$ 687	$ 951